Distribution Date:	06/17/22	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766EBA2	1.597000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766EBB0	2.786000%	39,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766EBC8	3.140000%	58,500,000.00	47,504,042.21	544,840.39	124,302.24	0.00	0.00	669,142.63	46,959,201.82	34.02%	30.00%
A-3	61766EBD6	3.058000%	190,000,000.00	175,188,579.61	0.00	446,438.90	0.00	0.00	446,438.90	175,188,579.61	34.02%	30.00%
A-4	61766EBE4	3.325000%	248,821,000.00	248,821,000.00	0.00	689,441.52	0.00	0.00	689,441.52	248,821,000.00	34.02%	30.00%
A-S	61766EBH7	3.604000%	54,639,000.00	54,639,000.00	0.00	164,099.13	0.00	0.00	164,099.13	54,639,000.00	26.36%	23.25%
B	61766EBJ3	4.039000%	42,497,000.00	42,497,000.00	0.00	143,037.82	0.00	0.00	143,037.82	42,497,000.00	20.41%	18.00%
C	61766EBK0	4.903278%	35,413,000.00	35,413,000.00	0.00	144,699.82	0.00	0.00	144,699.82	35,413,000.00	15.45%	13.63%
D	61766EAL9	3.000000%	42,497,000.00	42,497,000.00	0.00	106,242.50	0.00	0.00	106,242.50	42,497,000.00	9.49%	8.38%
E	61766EAN5	2.877000%	22,260,000.00	22,260,000.00	0.00	53,368.35	0.00	0.00	53,368.35	22,260,000.00	6.37%	5.63%
F	61766EAQ8	2.877000%	8,095,000.00	8,095,000.00	0.00	19,407.76	0.00	0.00	19,407.76	8,095,000.00	5.24%	4.63%
G	61766EAS4	2.877000%	17,201,000.00	17,201,000.00	0.00	41,239.40	0.00	0.00	41,239.40	17,201,000.00	2.83%	2.50%
H*	61766EAU9	2.877000%	20,236,885.00	20,192,963.82	0.00	37,733.75	0.00	0.00	37,733.75	20,192,963.82	0.00%	0.00%
V	61766EAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766EAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			809,459,885.00	714,308,585.64	544,840.39	1,970,011.19	0.00	0.00	2,514,851.58	713,763,745.25

X-A	61766EBF1	1.696119%	566,621,000.00	471,513,621.82	0.00	666,452.64	0.00	0.00	666,452.64	470,968,781.43
X-B	61766EBG9	1.108965%	97,136,000.00	97,136,000.00	0.00	89,767.06	0.00	0.00	89,767.06	97,136,000.00
X-D	61766EAA3	1.903278%	42,497,000.00	42,497,000.00	0.00	67,403.00	0.00	0.00	67,403.00	42,497,000.00
X-E	61766EAC9	2.026278%	22,260,000.00	22,260,000.00	0.00	37,587.46	0.00	0.00	37,587.46	22,260,000.00
X-F	61766EAE5	2.026278%	8,095,000.00	8,095,000.00	0.00	13,668.93	0.00	0.00	13,668.93	8,095,000.00
X-G	61766EAG0	2.026278%	17,201,000.00	17,201,000.00	0.00	29,045.01	0.00	0.00	29,045.01	17,201,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61766EAJ4	2.026278%	20,236,885.00	20,192,963.82	0.00	34,097.13	0.00	0.00	34,097.13	20,192,963.82
Notional SubTotal			774,046,885.00	678,895,585.64	0.00	938,021.23	0.00	0.00	938,021.23	678,350,745.25

Deal Distribution Total					544,840.39	2,908,032.42	0.00	0.00	3,452,872.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766EBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766EBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766EBC8	812.03490957	9.31351094	2.12482462	0.00000000	0.00000000	0.00000000	0.00000000	11.43833556	802.72139863
A-3	61766EBD6	922.04515584	0.00000000	2.34967842	0.00000000	0.00000000	0.00000000	0.00000000	2.34967842	922.04515584
A-4	61766EBE4	1,000.00000000	0.00000000	2.77083333	0.00000000	0.00000000	0.00000000	0.00000000	2.77083333	1,000.00000000
A-S	61766EBH7	1,000.00000000	0.00000000	3.00333333	0.00000000	0.00000000	0.00000000	0.00000000	3.00333333	1,000.00000000
B	61766EBJ3	1,000.00000000	0.00000000	3.36583335	0.00000000	0.00000000	0.00000000	0.00000000	3.36583335	1,000.00000000
C	61766EBK0	1,000.00000000	0.00000000	4.08606500	0.00000000	0.00000000	0.00000000	0.00000000	4.08606500	1,000.00000000
D	61766EAL9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766EAN5	1,000.00000000	0.00000000	2.39750000	0.00000000	0.00000000	0.00000000	0.00000000	2.39750000	1,000.00000000
F	61766EAQ8	1,000.00000000	0.00000000	2.39749969	0.00000000	0.00000000	0.00000000	0.00000000	2.39749969	1,000.00000000
G	61766EAS4	1,000.00000000	0.00000000	2.39750015	0.00000000	0.00000000	0.00000000	0.00000000	2.39750015	1,000.00000000
H	61766EAU9	997.82964720	0.00000000	1.86460268	0.52769386	38.30991034	0.00000000	0.00000000	1.86460268	997.82964720
V	61766EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766EAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766EBF1	832.14992353	0.00000000	1.17618768	0.00000000	0.00000000	0.00000000	0.00000000	1.17618768	831.18836300
X-B	61766EBG9	1,000.00000000	0.00000000	0.92413791	0.00000000	0.00000000	0.00000000	0.00000000	0.92413791	1,000.00000000
X-D	61766EAA3	1,000.00000000	0.00000000	1.58606490	0.00000000	0.00000000	0.00000000	0.00000000	1.58606490	1,000.00000000
X-E	61766EAC9	1,000.00000000	0.00000000	1.68856514	0.00000000	0.00000000	0.00000000	0.00000000	1.68856514	1,000.00000000
X-F	61766EAE5	1,000.00000000	0.00000000	1.68856455	0.00000000	0.00000000	0.00000000	0.00000000	1.68856455	1,000.00000000
X-G	61766EAG0	1,000.00000000	0.00000000	1.68856520	0.00000000	0.00000000	0.00000000	0.00000000	1.68856520	1,000.00000000
X-H	61766EAJ4	997.82964720	0.00000000	1.68490012	0.00000000	0.00000000	0.00000000	0.00000000	1.68490012	997.82964720

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	124,302.24	0.00	124,302.24	0.00	0.00	0.00	124,302.24	0.00
A-3	05/01/22 - 05/30/22	30	0.00	446,438.90	0.00	446,438.90	0.00	0.00	0.00	446,438.90	0.00
A-4	05/01/22 - 05/30/22	30	0.00	689,441.52	0.00	689,441.52	0.00	0.00	0.00	689,441.52	0.00
X-A	05/01/22 - 05/30/22	30	0.00	666,452.64	0.00	666,452.64	0.00	0.00	0.00	666,452.64	0.00
X-B	05/01/22 - 05/30/22	30	0.00	89,767.06	0.00	89,767.06	0.00	0.00	0.00	89,767.06	0.00
X-D	05/01/22 - 05/30/22	30	0.00	67,403.00	0.00	67,403.00	0.00	0.00	0.00	67,403.00	0.00
X-E	05/01/22 - 05/30/22	30	0.00	37,587.46	0.00	37,587.46	0.00	0.00	0.00	37,587.46	0.00
X-F	05/01/22 - 05/30/22	30	0.00	13,668.93	0.00	13,668.93	0.00	0.00	0.00	13,668.93	0.00
X-G	05/01/22 - 05/30/22	30	0.00	29,045.01	0.00	29,045.01	0.00	0.00	0.00	29,045.01	0.00
X-H	05/01/22 - 05/30/22	30	0.00	34,097.13	0.00	34,097.13	0.00	0.00	0.00	34,097.13	0.00
A-S	05/01/22 - 05/30/22	30	0.00	164,099.13	0.00	164,099.13	0.00	0.00	0.00	164,099.13	0.00
B	05/01/22 - 05/30/22	30	0.00	143,037.82	0.00	143,037.82	0.00	0.00	0.00	143,037.82	0.00
C	05/01/22 - 05/30/22	30	0.00	144,699.82	0.00	144,699.82	0.00	0.00	0.00	144,699.82	0.00
D	05/01/22 - 05/30/22	30	0.00	106,242.50	0.00	106,242.50	0.00	0.00	0.00	106,242.50	0.00
E	05/01/22 - 05/30/22	30	0.00	53,368.35	0.00	53,368.35	0.00	0.00	0.00	53,368.35	0.00
F	05/01/22 - 05/30/22	30	0.00	19,407.76	0.00	19,407.76	0.00	0.00	0.00	19,407.76	0.00
G	05/01/22 - 05/30/22	30	0.00	41,239.40	0.00	41,239.40	0.00	0.00	0.00	41,239.40	0.00
H	05/01/22 - 05/30/22	30	762,765.64	48,412.63	0.00	48,412.63	10,678.88	0.00	0.00	37,733.75	775,273.25
Totals			762,765.64	2,918,711.30	0.00	2,918,711.30	10,678.88	0.00	0.00	2,908,032.42	775,273.25

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	3,452,872.81
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,923,027.59	Master Servicing Fee	7,941.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,341.73
Interest Adjustments	10,356.16	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	307.55
ARD Interest	0.00	Operating Advisor Fee	1,680.69
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	190.68
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,933,383.75	Total Fees	14,672.45

Principal		Expenses/Reimbursements
Scheduled Principal	771,682.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,492.77
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(25.28)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,211.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(226,842.26)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	544,840.39	Total Expenses/Reimbursements	10,678.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,908,032.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	544,840.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,452,872.81
Total Funds Collected	3,478,224.14	Total Funds Distributed	3,478,224.14

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	714,308,585.64	714,308,585.64	Beginning Certificate Balance	714,308,585.64
(-) Scheduled Principal Collections	771,682.65	771,682.65	(-) Principal Distributions	544,840.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(226,842.26)	(226,842.26)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	713,763,745.25	713,763,745.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	715,106,586.76	715,106,586.76	Ending Certificate Balance	713,763,745.25
Ending Actual Collateral Balance	714,309,767.68	714,309,767.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	101,623,901.53	14.24%	45	4.9566	NAP	Defeased	12	101,623,901.53	14.24%	45	4.9566	NAP
5,000,000 or less	13	51,109,071.14	7.16%	44	5.1035	1.782922	1.30 or less	12	123,655,203.78	17.32%	44	4.8045	1.085665
5,000,001 to 10,000,000	19	140,986,712.57	19.75%	44	5.0517	1.855244	1.31 to 1.40	3	26,393,884.16	3.70%	46	5.1366	1.374025
10,000,001 to 15,000,000	8	98,292,439.44	13.77%	45	4.8287	1.460201	1.41 to 1.50	4	70,319,728.67	9.85%	43	4.6215	1.460714
15,000,001 to 20,000,000	5	87,990,226.31	12.33%	44	4.7282	1.779630	1.51 to 1.60	2	15,043,732.51	2.11%	44	5.0158	1.535644
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	5	39,167,793.50	5.49%	44	5.1437	1.737810
25,000,001 to 50,000,000	5	177,761,394.26	24.90%	43	4.4055	2.010123	1.81 to 2.00	7	56,009,924.63	7.85%	44	4.9652	1.870864
50,000,001 or greater	1	56,000,000.00	7.85%	42	4.3085	2.195100	2.01 to 2.25	6	102,503,680.88	14.36%	41	4.4860	2.174286
Totals	63	713,763,745.25	100.00%	44	4.7520	1.800785	2.26 to 2.50	7	130,596,700.20	18.30%	44	4.5318	2.356757
							2.51 to 3.00	4	42,309,195.39	5.93%	45	4.6357	2.674437
							3.01 or greater	1	6,140,000.00	0.86%	46	4.9900	3.266600
							Totals	63	713,763,745.25	100.00%	44	4.7520	1.800785
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	22	101,623,901.53	14.24%	45	4.9566	NAP
							Defeased	22	101,623,901.53	14.24%	45	4.9566	NAP
Arizona	2	12,082,199.67	1.69%	46	5.1638	2.115913
							Industrial	4	22,560,821.04	3.16%	44	4.8635	2.237412
California	5	38,072,716.93	5.33%	45	5.0915	1.810148
							Lodging	8	76,868,855.62	10.77%	44	4.9337	1.691435
Connecticut	1	5,654,246.57	0.79%	46	4.9330	1.929300
							Mixed Use	1	6,292,060.03	0.88%	41	4.6100	1.461400
Florida	5	23,717,495.25	3.32%	46	4.7804	2.420580
							Mobile Home Park	1	4,005,547.80	0.56%	44	5.2910	1.391100
Georgia	1	6,378,414.42	0.89%	46	5.6100	1.717100
							Multi-Family	22	80,517,701.66	11.28%	45	4.8161	1.660263
Illinois	20	36,844,950.23	5.16%	45	4.8204	1.585075
							Office	4	105,351,734.20	14.76%	44	4.7392	2.029617
Indiana	2	27,458,633.64	3.85%	45	4.7132	1.189954
							Retail	29	272,844,431.18	38.23%	43	4.5721	1.815169
Louisiana	4	41,626,558.65	5.83%	43	4.5266	1.877784
							Self Storage	8	43,698,692.89	6.12%	42	4.9067	2.174578
Michigan	1	15,167,244.46	2.12%	43	4.9380	1.870800
							Totals	99	713,763,745.25	100.00%	44	4.7520	1.800785
Mississippi	1	16,670,000.00	2.34%	42	4.3485	2.661600

Missouri	3	13,778,238.00	1.93%	44	5.1260	1.195647

Nevada	1	29,253,397.32	4.10%	41	4.5220	1.445400

New Hampshire	1	26,612,013.43	3.73%	43	4.3960	1.263800

New Jersey	3	39,043,251.45	5.47%	42	4.8168	1.581948

New Mexico	1	4,005,547.80	0.56%	44	5.2910	1.391100

New York	1	9,956,390.62	1.39%	46	4.9330	1.354200

North Carolina	2	15,994,132.31	2.24%	45	5.1024	2.423194

Oklahoma	1	46,600,000.00	6.53%	43	3.8420	2.430000

Pennsylvania	9	114,459,701.71	16.04%	43	4.5942	2.134390

Texas	9	64,849,029.78	9.09%	42	4.9973	1.806484

Utah	1	6,562,567.89	0.92%	46	5.2800	2.299500

Washington	3	17,353,114.28	2.43%	47	5.1002	0.897204

Totals	99	713,763,745.25	100.00%	44	4.7520	1.800785

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	101,623,901.53	14.24%	45	4.9566	NAP	Defeased	12	101,623,901.53	14.24%	45	4.9566	NAP
	4.500% or less	5	171,177,996.94	23.98%	43	4.2214	2.155703	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	28	327,936,044.92	45.94%	44	4.7885	1.740067	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	16	103,323,436.28	14.48%	44	5.2258	1.731635	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	9,702,365.58	1.36%	46	5.6922	1.493970	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	713,763,745.25	100.00%	44	4.7520	1.800785	49 months or greater	51	612,139,843.72	85.76%	44	4.7181	1.850971
								Totals	63	713,763,745.25	100.00%	44	4.7520	1.800785
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	101,623,901.53	14.24%	45	4.9566	NAP	Defeased	12	101,623,901.53	14.24%	45	4.9566	NAP
	60 months or less	51	612,139,843.72	85.76%	44	4.7181	1.850971	Interest Only	8	191,305,000.00	26.80%	43	4.4125	2.346477
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	11,617,076.79	1.63%	44	5.3323	1.450094
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	40	409,217,766.93	57.33%	44	4.8435	1.630707
	Totals	63	713,763,745.25	100.00%	44	4.7520	1.800785	301 months to 345 months	0	0.00	0.00%	0	0.0000	0.000000
								346 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	713,763,745.25	100.00%	44	4.7520	1.800785
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	101,623,901.53	14.24%	45	4.9566	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	49	594,421,452.96	83.28%	44	4.7181	1.862055
	13 months to 24 months	2	17,718,390.76	2.48%	42	4.7156	1.479116
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	713,763,745.25	100.00%	44	4.7520	1.800785
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305861001	RT	Grove City	PA	Actual/360	4.309%	207,765.44	0.00	0.00	N/A	12/01/25	--	56,000,000.00	56,000,000.00	06/01/22
2	300801438	OF	West Conshohocken	PA	Actual/360	4.840%	208,388.89	0.00	0.00	N/A	02/01/26	--	50,000,000.00	50,000,000.00	06/01/22
3	305351003	RT	Oklahoma City	OK	Actual/360	3.842%	154,170.92	0.00	0.00	N/A	01/01/26	--	46,600,000.00	46,600,000.00	06/01/22
4	305861004	IN	Various	SC	Actual/360	5.230%	123,990.29	66,159.56	0.00	N/A	04/01/26	--	27,531,305.61	27,465,146.05	06/01/22
5	300801398	RT	Henderson	NV	Actual/360	4.522%	114,060.39	38,337.61	0.00	N/A	11/01/25	--	29,291,734.93	29,253,397.32	06/01/22
6	300801425	LO	Portsmouth	NH	Actual/360	4.396%	100,926.73	49,560.32	0.00	N/A	01/01/26	--	26,661,573.75	26,612,013.43	06/01/22
7	1544034	OF	New Orleans	LA	Actual/360	4.460%	97,276.74	32,835.59	0.00	N/A	03/01/26	--	25,328,819.10	25,295,983.51	06/01/22
8	1546110	LO	Freehold	NJ	Actual/360	4.925%	92,978.97	(226,842.26)	(226,842.26)	N/A	12/01/25	--	19,482,043.67	19,708,885.93	06/01/22
10	1646964	MF	Park Forest	IL	Actual/360	4.820%	80,877.98	23,245.26	0.00	N/A	04/01/26	--	19,486,061.54	19,462,816.28	06/01/22
11	1546633	MF	Bloomington	IN	Actual/360	4.580%	67,090.93	30,084.53	0.00	N/A	04/01/26	--	17,011,364.17	16,981,279.64	06/01/22
12	305861012	RT	Gulfport	MS	Actual/360	4.348%	62,421.51	0.00	0.00	N/A	12/01/25	--	16,670,000.00	16,670,000.00	06/01/22
13	695100616	OF	Farmington Hills	MI	Actual/360	4.938%	64,595.23	23,889.22	0.00	N/A	01/06/26	--	15,191,133.68	15,167,244.46	06/06/22
14	300801457	SS	Various	FL	Actual/360	4.550%	57,413.23	24,132.45	0.00	N/A	05/01/26	--	14,653,500.84	14,629,368.39	06/01/22
15	305861015	Various Baton Rouge		LA	Actual/360	4.610%	55,052.92	25,141.17	0.00	N/A	11/01/25	--	13,868,204.03	13,843,062.86	06/01/22
16	453011334	OF	Lawrence Township	NJ	Actual/360	4.673%	59,906.00	0.00	0.00	N/A	01/01/26	--	14,888,506.23	14,888,506.23	06/01/22
17	695100641	RT	San Bernardino	CA	Actual/360	5.250%	56,287.80	18,811.90	0.00	N/A	04/06/26	--	12,450,757.64	12,431,945.74	06/06/22
18	305861018	IN	Frederick	MD	Actual/360	4.867%	46,723.72	16,723.01	0.00	N/A	11/01/25	--	11,148,512.20	11,131,789.19	06/01/22
19	1545773	RT	Renton	WA	Actual/360	4.800%	43,936.44	17,974.07	0.00	N/A	05/01/26	--	10,629,782.83	10,611,808.76	06/01/22
20	305861020	RT	Murrieta	CA	Actual/360	4.989%	48,036.61	13,084.44	0.00	N/A	01/01/26	--	11,181,489.05	11,168,404.61	06/01/22
21	1646965	MF	Park Forest	IL	Actual/360	4.820%	46,566.11	13,383.63	0.00	N/A	04/01/26	--	11,219,247.58	11,205,863.95	06/01/22
22	300801435	RT	West Lafayette	IN	Actual/360	4.929%	44,535.49	15,369.73	0.00	N/A	01/01/26	--	10,492,723.73	10,477,354.00	12/01/20
24	1646912	MF	El Paso	TX	Actual/360	4.990%	44,059.56	11,706.35	0.00	N/A	05/01/26	--	10,253,695.20	10,241,988.85	06/01/22
25	695100644	LO	Greenville	NC	Actual/360	5.415%	43,932.09	14,339.54	0.00	N/A	04/06/26	--	9,421,591.06	9,407,251.52	06/06/22
26	300801454	SS	Port Chester	NY	Actual/360	4.933%	42,342.63	11,596.72	0.00	N/A	04/01/26	--	9,967,987.34	9,956,390.62	06/01/22
27	305861027	RT	Killeen	TX	Actual/360	4.820%	37,707.76	15,405.61	0.00	N/A	04/01/26	--	9,084,991.19	9,069,585.58	06/01/22
28	695100637	RT	Ferguson	MO	Actual/360	5.195%	39,893.21	15,261.40	0.00	N/A	03/06/26	--	8,917,728.13	8,902,466.73	12/06/21
29	300801415	MF	Houston	TX	Actual/360	4.738%	39,929.81	12,162.62	0.00	N/A	12/01/25	--	9,786,850.67	9,774,688.05	06/01/22
30	305861030	MF	Houston	TX	Actual/360	5.140%	38,242.00	13,833.77	0.00	N/A	04/01/26	--	8,640,090.78	8,626,257.01	06/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	695100624	RT	Various	PA	Actual/360	5.032%	36,724.37	15,586.54	0.00	N/A	01/06/26	--	8,475,288.25	8,459,701.71	06/06/22
32	300801437	OF	San Jose	CA	Actual/360	4.689%	34,470.64	12,147.28	0.00	N/A	02/01/26	--	8,537,090.42	8,524,943.14	06/01/22
33	305861033	RT	Metairie	LA	Actual/360	4.850%	33,398.42	13,566.15	0.00	N/A	03/01/26	09/02/25	7,996,960.54	7,983,394.39	06/01/22
34	300801434	MF	Dallas	TX	Actual/360	4.799%	32,826.24	12,814.39	0.00	N/A	01/01/26	--	7,943,486.24	7,930,671.85	06/01/22
35	1546584	MF	Killeen	TX	Actual/360	4.920%	32,334.98	12,880.18	0.00	N/A	02/01/26	--	7,632,174.27	7,619,294.09	06/01/22
36	1546586	RT	Phoenix	AZ	Actual/360	5.070%	32,594.93	11,234.81	0.00	N/A	04/01/26	--	7,465,913.40	7,454,678.59	06/01/22
38	695100629	MF	Various	IL	Actual/360	4.850%	31,322.92	0.00	0.00	N/A	02/06/26	--	7,500,000.00	7,500,000.00	06/06/22
39	300801433	RT	Charlotte	NC	Actual/360	4.656%	26,456.02	11,727.72	0.00	N/A	01/01/26	--	6,598,608.51	6,586,880.79	06/01/22
40	305861040	LO	Layton	UT	Actual/360	5.280%	29,884.45	10,257.44	0.00	N/A	04/01/26	--	6,572,825.33	6,562,567.89	06/01/22
41	695100646	LO	Ringgold	GA	Actual/360	5.610%	30,858.33	9,371.35	0.00	N/A	04/06/26	--	6,387,785.77	6,378,414.42	06/06/22
42	1546744	IN	Allen	TX	Actual/360	5.090%	28,013.01	8,899.70	0.00	N/A	04/05/26	--	6,391,205.62	6,382,305.92	06/05/22
43	1546680	MF	Columbus	OH	Actual/360	4.720%	26,858.83	8,100.45	0.00	N/A	03/01/26	--	6,608,240.26	6,600,139.81	06/01/22
44	1646929	MF	Albany	GA	Actual/360	4.700%	23,608.69	10,102.77	0.00	N/A	04/01/26	--	5,833,306.29	5,823,203.52	06/01/22
45	305861045	LO	Joplin	MO	Actual/360	5.000%	21,079.45	20,101.79	0.00	N/A	12/01/25	--	4,895,873.06	4,875,771.27	06/01/22
46	305861046	IN	San Diego	CA	Actual/360	4.990%	26,383.24	0.00	0.00	N/A	04/01/26	--	6,140,000.00	6,140,000.00	06/01/22
48	300801445	RT	Chicago	IL	Actual/360	4.924%	25,224.87	6,972.41	0.00	N/A	03/01/26	--	5,949,106.38	5,942,133.97	06/01/22
49	300801455	SS	New Haven	CT	Actual/360	4.933%	24,046.43	6,585.79	0.00	N/A	04/01/26	--	5,660,832.36	5,654,246.57	06/01/22
50	695100643	RT	Oldsmar	FL	Actual/360	5.320%	24,115.93	6,494.17	0.00	N/A	04/06/26	--	5,264,210.16	5,257,715.99	06/06/22
52	300801449	SS	Corpus Christi	TX	Actual/360	5.480%	23,630.86	6,962.02	0.00	N/A	04/01/23	--	5,007,717.38	5,000,755.36	06/01/22
53	695100636	MU	Las Vegas	NV	Actual/360	5.250%	20,903.11	11,156.64	0.00	N/A	03/06/26	12/06/25	4,623,729.42	4,612,572.78	06/06/22
54	300801442	SS	Stockton	CA	Actual/360	4.850%	21,554.98	6,148.84	0.00	N/A	03/01/26	--	5,161,153.69	5,155,004.85	06/01/22
55	695100635	RT	Fresno	CA	Actual/360	5.045%	19,394.51	7,314.46	0.00	N/A	03/06/26	--	4,464,353.14	4,457,038.68	06/06/22
56	300801450	SS	Tucson	AZ	Actual/360	5.315%	21,201.88	4,941.24	0.00	N/A	04/01/26	--	4,632,462.32	4,627,521.08	06/01/22
57	305861057	SS	Various	MI	Actual/360	5.030%	18,712.52	6,550.47	0.00	N/A	04/01/26	--	4,320,213.41	4,313,662.94	06/01/22
58	305861058	RT	Sicklerville	NJ	Actual/360	4.820%	18,476.94	5,818.48	0.00	N/A	12/01/25	--	4,451,677.77	4,445,859.29	06/01/22
59	1647038	RT	San Antonio	TX	Actual/360	5.420%	20,792.48	0.00	0.00	N/A	04/01/26	--	4,455,000.00	4,455,000.00	06/01/22
60	695100638	RT	Chula Vista	CA	Actual/360	5.093%	17,023.44	6,304.91	0.00	N/A	03/06/26	--	3,881,632.81	3,875,327.90	06/06/22
61	300801439	MH	Albuquerque	NM	Actual/360	5.291%	18,274.62	5,440.77	0.00	N/A	02/01/26	--	4,010,988.57	4,005,547.80	06/01/22

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
62	695100639	RT	Pasco	WA	Actual/360	5.303%	15,642.48	8,151.48	0.00	N/A	04/06/26	--	3,425,505.84	3,417,354.36	06/06/22
63	305861063	RT	Various	IL	Actual/360	4.610%	15,640.71	0.00	0.00	N/A	09/01/25	--	3,940,000.00	3,940,000.00	06/01/22
64	300801446	SS	Longwood	FL	Actual/360	4.920%	16,247.23	4,498.55	0.00	N/A	03/01/26	--	3,834,909.42	3,830,410.87	06/01/22
65	695100642	LO	Yakima	WA	Actual/360	5.850%	16,781.45	7,354.76	0.00	N/A	04/06/26	--	3,331,305.92	3,323,951.16	06/06/22
66	305861066	RT	Friendswood	TX	Actual/360	4.900%	14,230.72	4,875.44	0.00	N/A	04/01/26	--	3,372,652.60	3,367,777.16	06/01/22
68	305861068	IN	Gonzales	LA	Actual/360	4.740%	10,171.23	4,418.02	0.00	N/A	11/01/25	--	2,491,929.59	2,487,511.57	06/01/22
69	305861069	MH	Corpus Christi	TX	Actual/360	5.260%	5,393.44	1,865.13	0.00	N/A	04/01/26	--	1,190,751.95	1,188,886.82	06/01/22
Totals							2,933,383.75	544,840.39	(226,842.26)				714,308,585.64	713,763,745.25
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,002,219.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,847,051.45	1,964,177.78	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	29,816,893.76	7,460,392.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	2,653,172.47	679,707.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	2,749,326.98	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,110,010.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,184,311.64	0.00	--	--	--	0.00	44,927.19	0.00	0.00	0.00	0.00
10	1,686,336.32	1,216,952.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	61,908.45	0.00
11	1,755,815.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,328,686.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,036,076.97	1,693,802.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	696,372.83	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,570,955.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	12,056,339.86	2,777,241.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,522,109.36	334,379.09	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	595,095.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,087,759.00	845,881.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	593,759.25	0.00	--	--	03/11/22	882,358.84	81,491.13	56,049.08	995,995.38	123,600.74	0.00
24	970,517.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,779,565.57	1,800,831.79	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	819,916.06	0.00	--	--	--	0.00	0.00	0.00	0.00	271,716.08	0.00
27	1,072,765.12	212,094.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	601,383.09	0.00	--	--	02/11/22	1,299,441.95	300,189.59	48,921.58	304,918.09	0.00	0.00
29	1,100,850.63	296,444.66	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,261,594.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	982,262.41	172,494.34	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,202,787.93	326,845.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	907,901.64	264,188.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	935,364.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,180,663.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,242,098.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	929,810.86	928,291.51	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,129,352.21	313,946.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,004,263.00	0.00	--	--	--	0.00	5,718.16	0.00	0.00	0.00	0.00
46	1,090,987.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	485,100.00	121,275.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	670,758.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	642,388.60	0.00	--	--	--	0.00	0.00	0.00	0.00	8,790.29	0.00
52	602,094.91	190,806.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	632,657.92	167,909.81	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	705,091.70	198,844.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	575,163.00	481,457.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	392,924.24	107,004.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	433,237.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	416,350.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	0.00	90,830.01	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	471,416.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	395,413.65	131,255.42	07/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	73,920.16	363,625.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	378,811.24	101,905.70	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	308,881.00	64,714.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	114,242,884.51	26,752,998.10				2,181,800.79	432,326.07	104,970.66	1,300,913.47	466,015.56	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	2	19,379,820.73	0	0.00	1	8,902,466.73	0	0.00	0	0.00	0	0.00	4.752027%	4.721391%	44
05/17/22	0	0.00	1	11,148,512.20	2	19,410,451.86	0	0.00	1	8,917,728.13	0	0.00	0	0.00	0	0.00	4.752125%	4.717576%	45
04/18/22	0	0.00	0	0.00	2	19,443,666.42	0	0.00	1	8,934,205.08	0	0.00	0	0.00	0	0.00	4.752291%	4.717732%	46
03/17/22	0	0.00	1	11,183,246.21	2	19,474,020.50	0	0.00	1	8,949,325.13	0	0.00	0	0.00	0	0.00	4.752442%	4.711071%	47
02/17/22	1	11,204,279.76	1	8,968,243.06	1	10,544,177.73	0	0.00	1	8,968,243.06	0	0.00	0	0.00	0	0.00	4.752633%	4.709531%	48
01/18/22	1	19,482,043.67	1	8,983,211.52	1	10,559,265.03	0	0.00	1	8,983,211.52	0	0.00	1	168,811.21	0	0.00	4.752782%	4.709674%	49
12/17/21	1	9,166,172.72	0	0.00	2	30,056,332.23	0	0.00	1	9,166,172.72	0	0.00	0	0.00	1	19,805,900.79	4.753033%	4.709855%	50
11/18/21	0	0.00	1	19,482,043.67	1	10,590,692.51	0	0.00	1	9,181,578.75	1	14,888,506.23	0	0.00	0	0.00	4.758018%	4.703826%	49
10/18/21	1	14,856,982.95	0	0.00	3	39,283,224.00	0	0.00	2	9,195,597.11	1	19,482,043.67	0	0.00	1	4,667,026.59	4.758164%	4.707787%	50
09/17/21	0	0.00	0	0.00	4	44,073,471.96	0	0.00	2	13,935,234.44	0	0.00	0	0.00	0	0.00	4.756689%	4.704931%	51
08/17/21	0	0.00	0	0.00	4	44,146,420.10	0	0.00	2	13,961,892.57	0	0.00	0	0.00	0	0.00	4.756831%	4.705057%	52
07/16/21	0	0.00	0	0.00	4	44,219,061.55	0	0.00	2	13,988,439.55	0	0.00	0	0.00	0	0.00	4.756973%	4.705182%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	300801435	12/01/20	17	6	56,049.08	995,995.38	176,495.23	10,759,670.43	10/20/20	2
28	695100637	12/06/21	5	6	48,921.58	304,918.09	0.00	9,166,172.72	06/03/19	7			03/10/20
Totals					104,970.66	1,300,913.47	176,495.23	19,925,843.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		5,000,755	5,000,755	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		708,762,990	689,383,169	10,477,354		8,902,467
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	713,763,745	694,383,925	0	0	10,477,354	8,902,467
May-22	714,308,586	683,749,622	0	11,148,512	10,492,724	8,917,728
Apr-22	715,143,110	695,699,444	0	0	10,509,461	8,934,205
Mar-22	715,908,052	685,250,785	0	11,183,246	10,524,695	8,949,325
Feb-22	716,868,726	686,152,025	11,204,280	0	10,544,178	8,968,243
Jan-22	717,626,426	678,601,905	19,482,044	0	10,559,265	8,983,212
Dec-21	718,549,005	679,326,501	0	0	30,056,332	9,166,173
Nov-21	739,203,027	699,948,712	0	19,482,044	10,590,693	9,181,579
Oct-21	739,946,704	685,806,497	14,856,983	0	30,087,627	9,195,597
Sep-21	745,563,860	701,490,388	0	0	30,138,238	13,935,234
Aug-21	746,391,163	702,244,743	0	0	30,184,528	13,961,893
Jul-21	747,214,989	702,995,928	0	0	30,230,622	13,988,440
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22	300801435	10,477,354.00	10,759,670.43	11,200,000.00	02/07/22	533,373.25	0.74190	12/31/21	01/01/26	286
28	695100637	8,902,466.73	9,166,172.72	8,800,000.00	01/18/22	556,721.09	0.84110	12/31/21	03/06/26	284
Totals		19,379,820.73	19,925,843.15	20,000,000.00		1,090,094.34

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	300801435	RT	IN	10/20/20	2

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Special Servicer is pursuing a foreclosure strategy. Litigation is ongoing with settlement discussions between the Borrower and the

Lender taking pl ace simultaneously.

28	695100637	RT	MO	06/03/19	7
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	1546110	0.00	4.92500%	0.00	4.92500%	10	09/10/21	09/10/21	--
9	300801447	20,266,218.62	4.93300%	20,239,899.75 4.93300%		9	08/31/20	08/31/20	08/31/20
16	453011334	0.00	4.67262%	0.00	4.67262%	9	09/17/21	09/01/21	--
45	305861045	5,399,361.27	5.00000%	5,399,361.27 5.00000%		10	03/31/21	04/01/20	03/31/21
Totals		25,665,579.89		25,639,261.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	300801447 12/17/21	19,836,762.12	106,000,000.00	20,807,440.83	970,678.71	20,807,440.83	19,836,762.12	0.00	0.00	0.00	0.00	0.00%
47	695100649 06/17/21	5,692,258.02	9,100,000.00	5,876,160.71	159,785.63	5,876,160.71	5,716,375.08	0.00	0.00	0.00	0.00	0.00%
51	300801236 10/18/21	4,724,358.14	5,800,000.00	6,551,554.38	1,871,117.51	6,551,554.38	4,680,436.87	43,921.27	0.00	0.00	43,921.27	0.78%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		30,253,378.28	120,900,000.00	33,235,155.92	3,001,581.85	33,235,155.92	30,233,574.07	43,921.27	0.00	0.00	43,921.27

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	300801447	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	695100649	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	300801236	10/18/21	0.00	0.00	43,921.27	0.00	0.00	43,921.27	0.00	0.00	43,921.27
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	43,921.27	0.00	0.00	43,921.27	0.00	0.00	43,921.27

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	799.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	(7,025.28)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	3,741.30	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	5,751.47	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	411.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(25.28)	0.00	1,211.39	9,492.77	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,678.88

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30